Trade and other receivables, net (Details) - COP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Customers
Foreign		$ 2,404,531	$ 2,052,829
Domestic		1,512,821	1,533,058
Fuel price stabilization fund	[1]	3,828,691	2,256,312
Industrial services		154,152	26,223
Accounts receivable from employees		78,459	34,461
Related parties (Note 29)		23,480	23,013
Other		192,109	173,022
Total current		8,194,243	6,098,918
Non-current
Accounts receivable from employees		470,609	484,504
Related parties (Note 29)		117,824	154,810
Other		167,141	137,818
Total non-current		$ 755,574	$ 777,132

[1]	Accounts receivable from the Ministry of Finance and Public Credit, arising from the differences between the international parity price of regular motor gasoline and diesel and the prices charged by the Ecopetrol Business Group, in accordance with Resolution 180522 issued on March 29, 2010, as amended. The Ministry of Finance and Public Credit actually settles the payments.